Consolidated Balance Sheets (unaudited) (Parenthetical) - $ / shares	Sep. 30, 2017	Dec. 31, 2016
STOCKHOLDERS EQUITY
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	25,000,000	25,000,000
Preferred stock, shares issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	36,979,346	34,072,210
Common stock, shares outstanding (in shares)	36,979,346	34,072,210